Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Deposits by Customers

	30 June 2018 £m	31 December 2017 £m
Current and demand accounts – interest-bearing	86,646	85,778
– non-interest-bearing	2	2
Savings accounts(1)	67,817	70,461
Time deposits	18,395	19,951
Amounts due to fellow Banco Santander subsidiaries	535	727

	173,395	176,919

(1)

Includes equity index-linked deposits of £1,232m (2017: £1,301m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,232m and £44m (2017: £1,301m and £67m) respectively.